Significant Accounting Policies (Details Narrative) $ in Thousands							1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 23, 2024 USD ($)	Sep. 23, 2024 AUD ($)	Jul. 25, 2024 USD ($)	Jul. 23, 2024 USD ($)	Jul. 23, 2024 AUD ($)	Jan. 03, 2024 AUD ($)	Jan. 31, 2025 AUD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jan. 14, 2025 AUD ($)	Jun. 30, 2021 AUD ($)
IfrsStatementLineItems [Line Items]
Net loss after tax								$ 1,964,737	$ 9,194,540	$ 16,389,292	$ 11,571,240	$ (34,402,821)
Net cash used in operating activities								4,326,534	1,272,356	3,666,768	3,083,677	2,855,761
Net cash used in investing activities								3,475,525	11,655,931	13,321,921	24,139,677	3,957,726
Cash and cash equivalents								4,085,606	6,228,229	3,149,909	19,240,707	21,278,936		$ 15,516,112
Gross proceeds								8,472,091		996,966	19,059,988	12,000,000
Net cash from financing activities								8,484,639		986,892	25,158,615	$ 11,153,036
Net Assets								$ 107,043,511		98,383,732	113,389,965
Snow Lake Resources [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents										$ 2,767,448	$ 4,357,704
Cash proceeds from the sale of its investment						$ 10,502,017
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Gross proceeds	$ 2,150	$ 3,140,000		$ 3,300	$ 4,900,000
Events after the reporting period [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds			$ 2,030
Proceeds from warrant							$ 1,342,331
Converted outstanding balance of convertible loan													$ 5,420,000